Fair Value Measurements Fair Value Measurements (Details Textuals) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value Measurements Textuals Abstract
Long-term debt and current portion of long term debt, carrying value	$ 10,076	$ 3,687
Long-term debt and current portion of long-term debt, fair value	$ 10,793	$ 4,273